Federated Hermes U S Treasury Cash Reserves Annual Total Returns	12 Months Ended
Dec. 31, 2024
Premier Shares [Member] | Federated Hermes U S Treasury Cash Reserves | PRM
Prospectus [Line Items]
Annual Return [Percent]	5.17%